SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended
Sep. 30, 2021
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

10. SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the nine months period ended September 30, 2021 and 2020 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2021	September 30, 2020
(Increase) decrease in accounts receivables	(230)	43
(Increase) decrease in prepaid expenses	(32)	14
Increase (decrease) in trade payables and accrued liabilities	59	(66)
Total changes in working capital	(203)	(9)

During the nine months period ended September 30, 2021, the Company:

i)	transferred $97,953 from reserve to deficit;
ii)	Transferred $260,916 from reserve to common share capital;
iii)	recorded $105,617 as the net change for accrued exploration and evaluation expenditures;
iv)	Reclassed $50,000 from advance to investment in PNR.

During the year ended September 30, 2020, the Company:

i)	transferred $2,812,376 from reserve to deficit;
ii)	recorded $6,958 as the net change for accrued exploration and evaluation expenditures;
iii)	Recorded $139,164 as a further investment in PNR among which $134,447 through reduction of amount receivable from PNR.